Deferred Government Grants (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Government Grants [Abstract]
Schedule of Deferred Government Grants	Deferred government grants included the following:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	22,030,690	20,575,012	$2,899,931
Addition	-	3,600,000	507,400
Recognized as income	(1,455,678)	(2,439,156)	(343,786)
Subtotal	20,575,012	21,735,856	$3,063,545
			-
Government grants for research and development			-
Balance at beginning of the year	10,318,528	5,327,196	$750,838
Addition	4,000,000	-	-
Recognized as income	(8,991,332)	(4,767,414)	(671,940)
Subtotal	5,327,196	559,782	$78,898
Total deferred government grants	25,902,208	22,295,638	$3,142,443
			-
Less：current portion	2,295,701	2,015,693	$284,100
			-
Non-current portion	23,606,507	20,279,945	$2,858,343